Cash and cash equivalents (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of cash equivalents
	2025	2024
Balance at bank held in escrow	58,313,065	63,275,711

Balance at bank held in escrow	63,275,711	77,239